Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Fair Value Measurement

19.  Fair Value Measurement

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, term deposits, short-term investments, trade receivables, other receivables, long-term investments, amounts due from/to related parties, accounts payable and accrued liabilities, lease liabilities, short-term borrowings and other current liabilities.

(a)Assets and liabilities measured at fair value on a recurring basis

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2025 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2025	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	840,938	—	840,938	—
Debt investments accounted for at fair value	17,521	—	—	17,521

19.  Fair Value Measurement (Continued)

(a)Assets and liabilities measured at fair value on a recurring basis (Continued)

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2024 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2024	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	538,816	—	538,816	—

Short-term investments

As of December 31, 2024 and 2025, the Group’s short-term investments consisted of wealth management products and structured deposits. The rates of interest under these investments were determined based on quoted rate of return provided by financial institutions at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

Other financial instruments

As of December 31, 2025, debt investments accounted for at fair value consist of our investment in convertible debts issued by a privately held company. The Group measures these investments under the fair value option on a recurring basis. The fair value is estimated using the assets approach and classified as Level 3 fair value measurement.

Trade receivables, amounts due from/to related parties and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable and accrued liabilities, short-term borrowings and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.

(b)Assets and liabilities measured at fair value on a nonrecurring basis

As of December 31, 2025, the Group’s long-term investments primarily consist of equity investments without readily determinable fair value and debt investments accounted for at fair value (Note 2(o)). The Group measures the equity investment accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge was to be recognized. The equity investment accounted for using the measurement alternative is generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were re-measured or impaired, they were classified within Level 3 in the fair value hierarchy. The Group used back-solve method and equity allocation model to re-measure the fair value of the instruments, using the observable transaction price at the transaction date or other unobservable inputs, including the probability of each scenario, expected time to each scenario, volatility and risk-free rate. The equity securities without readily determinable fair value were RMB51.2 million and RMB141.0 million as of December 31, 2024 and 2025. Refer to Note 9 for details.

The Group’s other non-financial assets, such as intangible assets, goodwill, fixed assets and operating lease assets, are measured at fair value only if they are determined to be impaired. The inputs used to measure the estimated fair value of such assets are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs used. Nil, nil and RMB10.5 million of impairment loss of intangible assets was recognized for the years ended December 31, 2023, 2024 and 2025. Nil, nil and RMB126.3 million of impairment loss of goodwill was recognized for the years ended December 31, 2023, 2024 and 2025. Refer to Note 7 and Note 8 for details.